UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

S&P 500(R) GEARED(SM) Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2007


[LOGO] IQ INVESTMENT
           ADVISORS                               BlackRock

S&P 500(R) GEARED(SM) Fund Inc.

Proxy Results

During the six-month period ended June 30, 2007, the shareholders of S&P 500(R) GEARED(SM) Fund Inc.'s voted on the following proposal, which was approved at an annual shareholders' meeting on April 27, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------
                                                                       Shares Voted    Shares Withheld
                                                                           For           From Voting
------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         Paul Glasserman         3,751,416          118,722
                                                Steven W. Kohlhagen     3,753,416          116,722
                                                William J. Rainer       3,753,416          116,722
------------------------------------------------------------------------------------------------------

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate
  Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

GRE

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies. GEARED and Geared-Equity Accelerated Return are service marks of Merrill Lynch & Co., Inc.


2           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Portfolio Information

As of June 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ......................................................   3.4%
General Electric Co. ...................................................   2.8
AT&T Inc. ..............................................................   1.9
Citigroup, Inc. ........................................................   1.8
Microsoft Corp. ........................................................   1.8
Bank of America Corp. ..................................................   1.6
The Procter & Gamble Co. ...............................................   1.4
Chevron Corp. ..........................................................   1.3
Pfizer, Inc. ...........................................................   1.3
American International Group, Inc. .....................................   1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ............................................   8.1%
Pharmaceuticals ........................................................   5.9
Diversified Financial Services .........................................   4.9
Insurance ..............................................................   4.6
Industrial Conglomerates ...............................................   3.8
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                         Long-Term Investments
--------------------------------------------------------------------------------
Financials ............................................................   20.9%
Information Technology ................................................   15.4
Health Care ...........................................................   11.5
Industrials ...........................................................   11.5
Energy ................................................................   10.7
Consumer Discretionary ................................................   10.2
Consumer Staples ......................................................    9.3
Telecommunication Services ............................................    3.7
Utilities .............................................................    3.6
Materials .............................................................    3.2
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           3

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for S&P 500(R) GEARED(SM) Fund, Inc. While the Fund is advised by IQ Investment Advisors, the following discussion is provided by BlackRock Investment Management, LLC, the Fund's subadviser.

The investment objective of S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is to provide total returns, exclusive of fees and expenses of the Fund, linked to the performance of the Standard and Poor's 500(R) Index (the "Index"). The performance of the Fund will be measured in annual (approximately one year) periods. The Fund's current annual period began on November 3, 2006, and will conclude on November 5, 2007. Where the Index has negative returns for an annual period, the Fund seeks to provide returns that track the performance of the Index on a one-for-one basis over the annual period (exclusive of fees and expenses of the Fund). Where the Index has positive returns for an annual period, the Fund seeks to outperform the Index through a "geared" return equal to approximately three times the annual price returns of the Index up to a limit. For example, the Index limit for the current annual period is 3.89%, and therefore the Fund's annual return cap for the current annual period is equal to three times this amount, or 11.67%. If the Index has positive returns that are less than 3.89% for the current annual period, the Fund is expected to outperform the Index. However, if the Index has returns in excess of 11.67% for the current annual period, the Fund is expected to underperform the Index. In addition, the Fund's return during an annual period may be increased by any dividend income realized by the Fund, and will be decreased by any fees and expenses incurred by the Fund.

How did the Fund perform during the six-month period?

For the six-month period ended June 30, 2007, the Common Stock of the Fund had a total investment return of +5.09%, based on a change in per share net asset value from $19.63 to $20.63. The Fund's unmanaged reference index, the S&P 500 Index, returned +6.96% (including dividend reinvestment) during the same period.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio during the six-month period?

The Portfolio Management Team monitors the derivative position daily while ensuring the equity portfolio is managed to its reference index.

How would you characterize the Fund's position at the close of the period?

The Fund is positioned to provide accelerated growth relative to the appreciation of the S&P 500 Index, up to the annual maximum return cap. The S&P 500 Index provides diversified exposure to the securities of the largest U.S. publicly traded companies. We believe that the Fund is properly positioned to achieve its investment objective.

Jonathan Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

July 13, 2007


4           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Schedule of Investments as of June 30, 2007 (Unaudited)

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Aerospace & Defense -- 2.5%
                   Boeing Co.                                            4,500          $    432,720
                   General Dynamics Corp.                                2,200               172,084
                   Goodrich Corp.                                          800                47,648
                   Honeywell International, Inc.                         4,600               258,888
                   L-3 Communications Holdings, Inc.                       678                66,030
                   Lockheed Martin Corp.                                 2,000               188,260
                   Northrop Grumman Corp.                                1,900               147,953
                   Precision Castparts Corp.                               800                97,088
                   Raytheon Co.                                          2,700               145,503
                   Rockwell Collins, Inc.                                1,100                77,704
                   United Technologies Corp.                             5,800               411,394
                                                                                        ------------
                                                                                           2,045,272
----------------------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.8%
                   CH Robinson Worldwide, Inc.                           1,000                52,520
                   FedEx Corp.                                           1,700               188,649
                   United Parcel Service, Inc. Class B                   6,200               452,600
                                                                                        ------------
                                                                                             693,769
----------------------------------------------------------------------------------------------------
Airlines -- 0.1%
                   Southwest Airlines Co.                                4,600                68,586
----------------------------------------------------------------------------------------------------
Auto Components -- 0.2%
                   The Goodyear Tire & Rubber Co. (a)                      700                24,332
                   Johnson Controls, Inc.                                1,200               138,924
                                                                                        ------------
                                                                                             163,256
----------------------------------------------------------------------------------------------------
Automobiles -- 0.4%
                   Ford Motor Co.                                       10,300                97,026
                   General Motors Corp.                                  3,100               117,180
                   Harley-Davidson, Inc.                                 1,400                83,454
                                                                                        ------------
                                                                                             297,660
----------------------------------------------------------------------------------------------------
Beverages -- 2.0%
                   Anheuser-Busch Cos., Inc.                             4,300               224,288
                   Brown-Forman Corp. Class B                              500                36,540
                   The Coca-Cola Co.                                    11,600               606,796
                   Coca-Cola Enterprises, Inc.                           1,800                43,200
                   Constellation Brands, Inc. Class A (a)                1,300                31,564
                   Molson Coors Brewing Co. Class B                        200                18,492
                   Pepsi Bottling Group, Inc.                              900                30,312
                   PepsiCo, Inc.                                         9,400               609,590
                                                                                        ------------
                                                                                           1,600,782
----------------------------------------------------------------------------------------------------
Biotechnology -- 1.1%
                   Amgen, Inc. (a)                                       6,700               370,443
                   Biogen Idec, Inc. (a)                                 1,700                90,950
                   Celgene Corp. (a)                                     2,100               120,393
                   Genzyme Corp. (a)                                     1,400                90,160
                   Gilead Sciences, Inc. (a)                             5,200               201,604
                                                                                        ------------
                                                                                             873,550
----------------------------------------------------------------------------------------------------
Building Products -- 0.2%
                   American Standard Cos., Inc.                          1,100                64,878
                   Masco Corp.                                           2,400                68,328
                                                                                        ------------
                                                                                             133,206
----------------------------------------------------------------------------------------------------
Capital Markets -- 3.6%
                   Ameriprise Financial, Inc.                            1,520                96,626
                   The Bank of New York Co., Inc.                        4,200               174,048
                   The Bear Stearns Cos., Inc.                             700                98,000
                   The Charles Schwab Corp.                              6,100               125,172
                   E*Trade Financial Corp. (a)                           2,300                50,807
                   Federated Investors, Inc. Class B                       600                22,998
                   Franklin Resources, Inc.                                900               119,223
                   The Goldman Sachs Group, Inc.                         2,500               541,875
                   Janus Capital Group, Inc.                             1,300                36,192
                   Legg Mason, Inc.                                        700                68,866
                   Lehman Brothers Holdings, Inc.                        3,100               231,012
                   Mellon Financial Corp.                                2,200                96,800
                   Merrill Lynch & Co., Inc. (b)                         5,100               426,258
                   Morgan Stanley                                        6,200               520,056
                   Northern Trust Corp.                                  1,000                64,240
                   State Street Corp.                                    2,000               136,800
                   T. Rowe Price Group, Inc.                             1,600                83,024
                                                                                        ------------
                                                                                           2,891,997
----------------------------------------------------------------------------------------------------
Chemicals -- 1.5%
                   Air Products & Chemicals, Inc.                        1,300               104,481
                   Ashland, Inc.                                           300                19,185
                   The Dow Chemical Co.                                  5,400               238,788
                   E.I. du Pont de Nemours & Co.                         5,200               264,368
                   Eastman Chemical Co.                                    400                25,732
                   Ecolab, Inc.                                          1,100                46,970
                   Hercules, Inc. (a)                                      800                15,720
                   International Flavors & Fragrances, Inc.                600                31,284
                   Monsanto Co.                                          3,000               202,620
                   PPG Industries, Inc.                                  1,000                76,110
                   Praxair, Inc.                                         1,900               136,781
                   Rohm & Haas Co.                                         900                49,212
                   Sigma-Aldrich Corp.                                     800                34,136
                                                                                        ------------
                                                                                           1,245,387
----------------------------------------------------------------------------------------------------
Commercial Banks -- 3.6%
                   BB&T Corp.                                            3,200               130,176
                   Comerica, Inc.                                          800                47,576
                   Commerce Bancorp, Inc.                                1,200                44,388
                   Compass Bancshares, Inc.                                851                58,702
                   Fifth Third Bancorp                                   3,100               123,287
                   First Horizon National Corp.                            800                31,200
                   Huntington Bancshares, Inc.                           2,000                45,480
                   KeyCorp                                               2,200                75,526
                   M&T Bank Corp.                                          500                53,450
                   Marshall & Ilsley Corp.                               1,600                76,208
                   National City Corp.                                   3,300               109,956
                   PNC Financial Services Group, Inc.                    2,000               143,160
                   Regions Financial Corp.                               4,175               138,193
                   SunTrust Banks, Inc.                                  2,000               171,480
                   Synovus Financial Corp.                               2,000                61,400
                   U.S. Bancorp                                         10,100               332,795
                   Wachovia Corp.                                       10,912               559,240
                   Wells Fargo & Co.                                    19,300               678,781
                   Zions Bancorporation                                    700                53,837
                                                                                        ------------
                                                                                           2,934,835
----------------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.6%
                   Allied Waste Industries, Inc. (a)                     1,600                21,536
                   Avery Dennison Corp.                                    600                39,888
                   Cintas Corp.                                            900                35,487
                   Equifax, Inc.                                           800                35,536
                   Monster Worldwide, Inc. (a)                             700                28,770
                   Pitney Bowes, Inc.                                    1,400                65,548
                   RR Donnelley & Sons Co.                               1,400                60,914
                   Robert Half International, Inc.                       1,100                40,150
                   Waste Management, Inc.                                3,200               124,960
                                                                                        ------------
                                                                                             452,789
----------------------------------------------------------------------------------------------------


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           5

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Communications Equipment -- 2.5%
                   Avaya, Inc. (a)                                       2,700          $     45,468
                   Ciena Corp. (a)                                         328                11,851
                   Cisco Systems, Inc. (a)                              35,000               974,750
                   Corning, Inc. (a)                                     9,000               229,950
                   JDS Uniphase Corp. (a)                                  950                12,759
                   Juniper Networks, Inc. (a)                            3,100                78,027
                   Motorola, Inc.                                       14,100               249,570
                   QUALCOMM, Inc.                                        9,400               407,866
                   Tellabs, Inc. (a)                                     2,200                23,672
                                                                                        ------------
                                                                                           2,033,913
----------------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.7%
                   Apple Computer, Inc. (a)                              4,900               597,996
                   Dell, Inc. (a)                                       12,800               365,440
                   EMC Corp. (a)                                        13,200               238,920
                   Hewlett-Packard Co.                                  15,400               687,148
                   International Business Machines Corp.                 7,900               831,475
                   Lexmark International, Inc. Class A (a)                 500                24,655
                   NCR Corp. (a)                                         1,100                57,794
                   Network Appliance, Inc. (a)                           2,200                64,240
                   QLogic Corp. (a)                                        800                13,320
                   SanDisk Corp. (a)                                     1,100                53,834
                   Sun Microsystems, Inc. (a)                           19,400               102,044
                                                                                        ------------
                                                                                           3,036,866
----------------------------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
                   Fluor Corp.                                             500                55,685
----------------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                   Vulcan Materials Co.                                    600                68,724
----------------------------------------------------------------------------------------------------
Consumer Finance -- 0.9%
                   American Express Co.                                  6,900               422,142
                   Capital One Financial Corp.                           2,500               196,100
                   SLM Corp.                                             2,200               126,676
                                                                                        ------------
                                                                                             744,918
----------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
                   Ball Corp.                                              700                37,219
                   Bemis Co.                                               700                23,226
                   Pactiv Corp. (a)                                        700                22,323
                   Sealed Air Corp.                                      1,000                31,020
                   Temple-Inland, Inc.                                     700                43,071
                                                                                        ------------
                                                                                             156,859
----------------------------------------------------------------------------------------------------
Distributors -- 0.1%
                   Genuine Parts Co.                                     1,100                54,560
----------------------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                   Apollo Group, Inc. Class A (a)                          700                40,901
                   H&R Block, Inc.                                       2,000                46,740
                                                                                        ------------
                                                                                              87,641
----------------------------------------------------------------------------------------------------
Diversified Financial Services -- 4.9%
                   Bank of America Corp.                                25,859             1,264,246
                   CIT Group, Inc.                                       1,200                65,796
                   Chicago Mercantile Exchange
                     Holdings, Inc.                                        200               106,872
                   Citigroup, Inc.                                      28,700             1,472,023
                   JPMorgan Chase & Co.                                 19,800               959,310
                   Moody's Corp.                                         1,400                87,080
                                                                                        ------------
                                                                                           3,955,327
----------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 3.0%
                   AT&T Inc. (c)                                        36,201             1,502,342
                   CenturyTel, Inc.                                        800                39,240
                   Citizens Communications Co.                           2,000                30,540
                   Embarq Corp.                                            782                49,555
                   Qwest Communications International
                     Inc. (a)                                            8,700                84,390
                   Verizon Communications, Inc.                         16,700               687,539
                   Windstream Corp.                                      2,808                41,446
                                                                                        ------------
                                                                                           2,435,052
----------------------------------------------------------------------------------------------------
Electric Utilities -- 1.7%
                   Allegheny Energy, Inc. (a)                            1,000                51,740
                   American Electric Power Co., Inc.                     2,100                94,584
                   Duke Energy Corp.                                     6,964               127,441
                   Edison International                                  2,000               112,240
                   Entergy Corp.                                         1,100               118,085
                   Exelon Corp.                                          3,700               268,620
                   FPL Group, Inc.                                       2,200               124,828
                   FirstEnergy Corp.                                     2,000               129,460
                   PPL Corp.                                             2,300               107,617
                   Pinnacle West Capital Corp.                             700                27,895
                   Progress Energy, Inc.                                 1,300                59,267
                   The Southern Co.                                      4,100               140,589
                                                                                        ------------
                                                                                           1,362,366
----------------------------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
                   Cooper Industries Ltd. Class A                        1,200                68,508
                   Emerson Electric Co.                                  4,800               224,640
                   Rockwell Automation, Inc.                               900                62,496
                                                                                        ------------
                                                                                             355,644
----------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
                   Agilent Technologies, Inc. (a)                        2,419                92,986
                   Jabil Circuit, Inc.                                   1,100                24,277
                   Molex, Inc.                                             900                27,009
                   Solectron Corp. (a)                                   5,900                21,712
                   Tektronix, Inc.                                         600                20,244
                                                                                        ------------
                                                                                             186,228
----------------------------------------------------------------------------------------------------
Energy Equipment & Services -- 2.0%
                   BJ Services Co.                                       1,600                45,504
                   Baker Hughes, Inc.                                    1,800               151,434
                   ENSCO International, Inc.                               900                54,909
                   Halliburton Co.                                       5,500               189,750
                   Nabors Industries Ltd. (a)                            1,700                56,746
                   National Oilwell Varco, Inc. (a)                        907                94,546
                   Noble Corp.                                             700                68,264
                   Rowan Cos., Inc.                                        500                20,490
                   Schlumberger Ltd.                                     6,800               577,592
                   Smith International, Inc.                             1,000                58,640
                   Transocean, Inc. (a)                                  1,700               180,166
                   Weatherford International Ltd. (a)                    2,100               116,004
                                                                                        ------------
                                                                                           1,614,045
----------------------------------------------------------------------------------------------------
Food & Staples Retailing -- 2.2%
                   CVS Corp./Caremark Corp.                              8,775               319,849
                   Costco Wholesale Corp.                                2,600               152,152
                   The Kroger Co.                                        4,300               120,959
                   SUPERVALU INC.                                        1,046                48,451
                   SYSCO Corp.                                           3,400               112,166
                   Safeway, Inc.                                         2,400                81,672


6           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Food & Staples Retailing (concluded)
                   Wal-Mart Stores, Inc.                                14,100          $    678,351
                   Walgreen Co.                                          5,700               248,178
                   Whole Foods Market, Inc.                                800                30,640
                                                                                        ------------
                                                                                           1,792,418
----------------------------------------------------------------------------------------------------
Food Products -- 1.4%
                   Archer Daniels Midland Co.                            3,700               122,433
                   Campbell Soup Co.                                     1,400                54,334
                   ConAgra Foods, Inc.                                   2,700                72,522
                   Dean Foods Co.                                          900                28,683
                   General Mills, Inc.                                   1,900               110,998
                   H.J. Heinz Co.                                        1,800                85,446
                   The Hershey Co.                                         900                45,558
                   Kellogg Co.                                           1,500                77,685
                   Kraft Foods, Inc.                                     9,135               322,009
                   McCormick & Co., Inc.                                   900                34,362
                   Sara Lee Corp.                                        4,100                71,340
                   Tyson Foods, Inc. Class A                             1,500                34,560
                   Wm. Wrigley Jr. Co.                                   1,125                62,224
                                                                                        ------------
                                                                                           1,122,154
----------------------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                   Nicor, Inc.                                             200                 8,584
                   Questar Corp.                                         1,000                52,850
                   Spectra Energy Corp.                                  3,482                90,393
                                                                                        ------------
                                                                                             151,827
----------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.5%
                   Bausch & Lomb, Inc.                                     300                20,832
                   Baxter International, Inc.                            3,800               214,092
                   Becton Dickinson & Co.                                1,500               111,750
                   Biomet, Inc.                                          1,300                59,436
                   Boston Scientific Corp. (a)                           6,571               100,799
                   CR Bard, Inc.                                           500                41,315
                   Hospira, Inc. (a)                                     1,000                39,040
                   Medtronic, Inc.                                       6,500               337,090
                   St. Jude Medical, Inc. (a)                            1,900                78,831
                   Stryker Corp.                                         1,800               113,562
                   Varian Medical Systems, Inc. (a)                        700                29,757
                   Zimmer Holdings, Inc. (a)                             1,300               110,357
                                                                                        ------------
                                                                                           1,256,861
----------------------------------------------------------------------------------------------------
Health Care Providers & Services -- 2.1%
                   Aetna, Inc.                                           3,200               158,080
                   AmerisourceBergen Corp.                               1,100                54,417
                   Cardinal Health, Inc.                                 2,200               155,408
                   Cigna Corp.                                           1,800                93,996
                   Coventry Health Care, Inc. (a)                          850                49,002
                   Express Scripts, Inc. (a)                             1,400                70,014
                   Humana, Inc. (a)                                        900                54,819
                   Laboratory Corp. of America Holdings (a)                700                54,782
                   Manor Care, Inc.                                        300                19,587
                   McKesson Corp.                                        1,600                95,424
                   Medco Health Solutions, Inc. (a)                      1,600               124,784
                   Patterson Cos., Inc. (a)                                900                33,543
                   Quest Diagnostics, Inc.                                 800                41,320
                   Tenet Healthcare Corp. (a)                            3,000                19,530
                   UnitedHealth Group, Inc.                              7,700               393,778
                   WellPoint, Inc. (a)                                   3,500               279,405
                                                                                        ------------
                                                                                           1,697,889
----------------------------------------------------------------------------------------------------
Health Care Technology -- 0.1%
                   IMS Health, Inc.                                      1,300                41,769
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.5%
                   Carnival Corp.                                        2,500               121,925
                   Darden Restaurants, Inc.                                900                39,591
                   Harrah's Entertainment, Inc.                          1,100                93,786
                   Hilton Hotels Corp.                                   2,300                76,981
                   International Game Technology                         2,000                79,400
                   Marriott International, Inc. Class A                  1,900                82,156
                   McDonald's Corp.                                      6,900               350,244
                   Starbucks Corp. (a)                                   4,200               110,208
                   Starwood Hotels & Resorts
                     Worldwide, Inc.                                     1,200                80,484
                   Wendy's International, Inc.                             600                22,050
                   Wyndham Worldwide Corp. (a)                           1,260                45,688
                   Yum! Brands, Inc.                                     3,000                98,160
                                                                                        ------------
                                                                                           1,200,673
----------------------------------------------------------------------------------------------------
Household Durables -- 0.5%
                   Black & Decker Corp.                                    400                35,324
                   Centex Corp.                                            700                28,070
                   DR Horton, Inc.                                       1,700                33,881
                   Fortune Brands, Inc.                                    800                65,896
                   Harman International Industries, Inc.                   300                35,040
                   KB Home                                                 400                15,748
                   Leggett & Platt, Inc.                                 1,200                26,460
                   Lennar Corp. Class A                                    697                25,482
                   Newell Rubbermaid, Inc.                               1,700                50,031
                   Pulte Homes, Inc.                                     1,300                29,185
                   Snap-On, Inc.                                           400                20,204
                   The Stanley Works                                       600                36,420
                   Whirlpool Corp.                                         407                45,258
                                                                                        ------------
                                                                                             446,999
----------------------------------------------------------------------------------------------------
Household Products -- 1.9%
                   Clorox Co.                                              900                55,890
                   Colgate-Palmolive Co.                                 2,900               188,065
                   Kimberly-Clark Corp.                                  2,500               167,225
                   The Procter & Gamble Co.                             18,102             1,107,661
                                                                                        ------------
                                                                                           1,518,841
----------------------------------------------------------------------------------------------------
IT Services -- 1.1%
                   Affiliated Computer Services, Inc.
                     Class A (a)                                           700                39,704
                   Automatic Data Processing, Inc.                       3,300               159,951
                   Cognizant Technology Solutions Corp. (a)                900                67,581
                   Computer Sciences Corp. (a)                             900                53,235
                   Convergys Corp. (a)                                     900                21,816
                   Electronic Data Systems Corp.                         3,100                85,963
                   Fidelity National Information Services, Inc.          1,400                75,992
                   First Data Corp.                                      4,200               137,214
                   Fiserv, Inc. (a)                                        900                51,120
                   Paychex, Inc.                                         1,800                70,416
                   Unisys Corp. (a)                                      2,300                21,022
                   The Western Union Co.                                 4,200                87,486
                                                                                        ------------
                                                                                             871,500
----------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders -- 0.4%
                   The AES Corp. (a)                                     3,900                85,332
                   Constellation Energy Group, Inc.                        900                78,453
                   Dynegy, Inc. Class A (a)                              2,500                23,600
                   TXU Corp.                                             2,600               174,980
                                                                                        ------------
                                                                                             362,365
----------------------------------------------------------------------------------------------------


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           7

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Industrial Conglomerates -- 3.8%
                   3M Co.                                                4,300          $    373,197
                   General Electric Co.                                 59,000             2,258,520
                   Textron, Inc.                                           700                77,077
                   Tyco International Ltd.                              11,600               391,964
                                                                                        ------------
                                                                                           3,100,758
----------------------------------------------------------------------------------------------------
Insurance -- 4.6%
                   ACE Ltd.                                              1,900               118,788
                   AMBAC Financial Group, Inc.                             500                43,595
                   AON Corp.                                             1,900                80,959
                   Aflac, Inc.                                           2,900               149,060
                   The Allstate Corp.                                    3,500               215,285
                   American International Group, Inc.                   14,900             1,043,447
                   Assurant, Inc.                                          600                35,352
                   Chubb Corp.                                           2,400               129,936
                   Cincinnati Financial Corp.                            1,090                47,306
                   Genworth Financial, Inc. Class A                      2,700                92,880
                   Hartford Financial Services Group, Inc.               1,700               167,467
                   Lincoln National Corp.                                1,668               118,345
                   Loews Corp.                                           2,700               137,646
                   MBIA, Inc.                                              700                43,554
                   Marsh & McLennan Cos., Inc.                           3,200                98,816
                   MetLife, Inc.                                         4,200               270,816
                   Principal Financial Group, Inc.                       1,600                93,264
                   The Progressive Corp.                                 4,600               110,078
                   Prudential Financial, Inc.                            2,700               262,521
                   Safeco Corp.                                            700                43,582
                   Torchmark Corp.                                         600                40,200
                   The Travelers Cos., Inc.                              4,000               214,000
                   UnumProvident Corp.                                   2,100                54,831
                   XL Capital Ltd. Class A                               1,100                92,719
                                                                                        ------------
                                                                                           3,704,447
----------------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
                   Amazon.com, Inc. (a)                                  1,700               116,297
                   IAC/InterActiveCorp (a)                               1,500                51,915
                                                                                        ------------
                                                                                             168,212
----------------------------------------------------------------------------------------------------
Internet Software & Services -- 1.4%
                   eBay, Inc. (a)                                        6,800               218,824
                   Google, Inc. Class A (a)                              1,240               648,991
                   VeriSign, Inc. (a)                                    1,500                47,595
                   Yahoo! Inc. (a)                                       7,200               195,336
                                                                                        ------------
                                                                                           1,110,746
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
                   Brunswick Corp.                                         600                19,578
                   Eastman Kodak Co.                                     1,500                41,745
                   Hasbro, Inc.                                            800                25,128
                   Mattel, Inc.                                          2,300                58,167
                                                                                        ------------
                                                                                             144,618
----------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.3%
                   Applera Corp. -- Applied
                     Biosystems Group                                    1,100                33,594
                   Millipore Corp. (a)                                     300                22,527
                   PerkinElmer, Inc.                                       600                15,636
                   Thermo Fisher Scientific, Inc. (a)                    2,400               124,128
                   Waters Corp. (a)                                        600                35,616
                                                                                        ------------
                                                                                             231,501
----------------------------------------------------------------------------------------------------
Machinery -- 1.6%
                   Caterpillar, Inc.                                     3,700               289,710
                   Cummins, Inc.                                           600                60,726
                   Danaher Corp.                                         1,400               105,700
                   Deere & Co.                                           1,300               156,962
                   Dover Corp.                                           1,300                66,495
                   Eaton Corp.                                             800                74,400
                   ITT Corp.                                             1,100                75,108
                   Illinois Tool Works, Inc.                             2,300               124,637
                   Ingersoll-Rand Co. Class A                            1,700                93,194
                   PACCAR, Inc.                                          1,500               130,560
                   Pall Corp.                                              800                36,792
                   Parker Hannifin Corp.                                   600                58,746
                   Terex Corp. (a)                                         600                48,780
                                                                                        ------------
                                                                                           1,321,810
----------------------------------------------------------------------------------------------------
Media -- 3.2%
                   CBS Corp. Class B                                     4,250               141,610
                   Citadel Broadcasting Corp.                               47                   303
                   Clear Channel Communications, Inc.                    2,700               102,114
                   Comcast Corp. Class A (a)                            17,850               501,942
                   The DIRECTV Group, Inc. (a)                           5,300               122,483
                   Dow Jones & Co., Inc.                                   300                17,235
                   EW Scripps Co. Class A                                  600                27,414
                   Gannett Co., Inc.                                     1,300                71,435
                   Interpublic Group of Cos., Inc. (a)                   2,600                29,640
                   The McGraw-Hill Cos., Inc.                            2,100               142,968
                   Meredith Corp.                                          300                18,480
                   The New York Times Co. Class A                          600                15,240
                   News Corp. Class A                                   13,500               286,335
                   Omnicom Group Inc.                                    1,800                95,256
                   Time Warner, Inc.                                    22,300               469,192
                   Tribune Co.                                             423                12,436
                   Viacom, Inc. Class B (a)                              4,150               172,765
                   Walt Disney Co.                                      11,900               406,266
                                                                                        ------------
                                                                                           2,633,114
----------------------------------------------------------------------------------------------------
Metals & Mining -- 0.8%
                   Alcoa, Inc.                                           4,800               194,544
                   Allegheny Technologies, Inc.                            500                52,440
                   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                             2,037               168,704
                   Newmont Mining Corp.                                  2,500                97,650
                   Nucor Corp.                                           1,800               105,570
                   United States Steel Corp.                               700                76,125
                                                                                        ------------
                                                                                             695,033
----------------------------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
                   Ameren Corp.                                          1,100                53,911
                   CMS Energy Corp.                                      1,400                24,080
                   CenterPoint Energy, Inc.                              1,900                33,060
                   Consolidated Edison, Inc.                             1,300                58,656
                   DTE Energy Co.                                        1,100                53,042
                   Dominion Resources, Inc.                              2,000               172,620
                   Integrys Energy Group, Inc.                             365                18,516
                   KeySpan Corp.                                         1,100                46,178
                   NiSource, Inc.                                        1,800                37,278
                   PG&E Corp.                                            2,100                95,130
                   Public Service Enterprise Group, Inc.                 1,400               122,892
                   Sempra Energy                                         1,600                94,768
                   TECO Energy, Inc.                                     1,500                25,770
                   Xcel Energy, Inc.                                     2,500                51,175
                                                                                        ------------
                                                                                             887,076
----------------------------------------------------------------------------------------------------


8           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Multiline Retail -- 1.1%
                   Big Lots, Inc. (a)                                      500          $     14,710
                   Dillard's, Inc. Class A                                 300                10,779
                   Dollar General Corp.                                  1,900                41,648
                   Family Dollar Stores, Inc.                              700                24,024
                   JC Penney Co., Inc.                                   1,200                86,856
                   Kohl's Corp. (a)                                      1,800               127,854
                   Macy's, Inc.                                          2,766               110,031
                   Nordstrom, Inc.                                       1,400                71,568
                   Sears Holdings Corp. (a)                                481                81,530
                   Target Corp.                                          5,000               318,000
                                                                                        ------------
                                                                                             887,000
----------------------------------------------------------------------------------------------------
Office Electronics -- 0.1%
                   Xerox Corp. (a)                                       5,800               107,184
----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 8.1%
                   Anadarko Petroleum Corp.                              2,700               140,373
                   Apache Corp.                                          1,800               146,862
                   Chesapeake Energy Corp.                               2,000                69,200
                   Chevron Corp.                                        12,591             1,060,666
                   ConocoPhillips                                        9,508               746,378
                   Consol Energy, Inc.                                   1,100                50,721
                   Devon Energy Corp.                                    2,500               195,725
                   EOG Resources, Inc.                                   1,300                94,978
                   El Paso Corp.                                         4,100                70,643
                   Exxon Mobil Corp.                                    32,700             2,742,876
                   Hess Corp.                                            1,300                76,648
                   Marathon Oil Corp.                                    4,072               244,157
                   Murphy Oil Corp.                                      1,000                59,440
                   Occidental Petroleum Corp.                            4,900               283,612
                   Peabody Energy Corp.                                  1,800                87,084
                   Sunoco, Inc.                                            700                55,776
                   Valero Energy Corp.                                   3,100               228,966
                   Williams Cos., Inc.                                   3,500               110,670
                   XTO Energy, Inc.                                      2,033               122,183
                                                                                        ------------
                                                                                           6,586,958
----------------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.3%
                   International Paper Co.                               2,700               105,435
                   MeadWestvaco Corp.                                    1,200                42,384
                   Weyerhaeuser Co.                                      1,300               102,609
                                                                                        ------------
                                                                                             250,428
----------------------------------------------------------------------------------------------------
Personal Products -- 0.2%
                   Avon Products, Inc.                                   2,600                95,550
                   The Estee Lauder Cos., Inc. Class A                     800                36,408
                                                                                        ------------
                                                                                             131,958
----------------------------------------------------------------------------------------------------
Pharmaceuticals -- 5.9%
                   Abbott Laboratories                                   8,700               465,885
                   Allergan, Inc.                                        1,600                92,224
                   Barr Pharmaceuticals, Inc. (a)                          700                35,161
                   Bristol-Myers Squibb Co.                             11,100               350,316
                   Eli Lilly & Co.                                       5,500               307,340
                   Forest Laboratories, Inc. (a)                         1,800                82,170
                   Johnson & Johnson                                    16,700             1,029,054
                   King Pharmaceuticals, Inc. (a)                        1,500                30,690
                   Merck & Co., Inc.                                    12,400               617,520
                   Mylan Laboratories Inc.                               1,300                23,647
                   Pfizer, Inc.                                         41,300             1,056,041
                   Schering-Plough Corp.                                 8,300               252,652
                   Watson Pharmaceuticals, Inc. (a)                        700                22,771
                   Wyeth                                                 7,700               441,518
                                                                                        ------------
                                                                                           4,806,989
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.1%
                   Apartment Investment &
                     Management Co. Class A                                500                25,210
                   Archstone-Smith Trust                                 1,100                65,021
                   AvalonBay Communities, Inc.                             400                47,552
                   Boston Properties, Inc.                                 600                61,278
                   Developers Diversified Realty Corp.                     700                36,897
                   Equity Residential                                    1,700                77,571
                   General Growth Properties, Inc.                         900                47,655
                   Host Marriott Corp.                                   3,200                73,984
                   Kimco Realty Corp.                                    1,300                49,491
                   Plum Creek Timber Co., Inc.                           1,200                49,992
                   ProLogis                                              1,500                85,350
                   Public Storage, Inc.                                    700                53,774
                   Simon Property Group, Inc.                            1,200               111,648
                   Vornado Realty Trust                                    700                76,888
                                                                                        ------------
                                                                                             862,311
----------------------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.0%
                   CB Richard Ellis Group, Inc. (a)                      1,000                36,500
----------------------------------------------------------------------------------------------------
Road & Rail -- 0.7%
                   Burlington Northern Santa Fe Corp.                    2,000               170,280
                   CSX Corp.                                             2,500               112,700
                   Norfolk Southern Corp.                                2,300               120,911
                   Ryder System, Inc.                                      300                16,140
                   Union Pacific Corp.                                   1,500               172,725
                                                                                        ------------
                                                                                             592,756
----------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment -- 2.5%
                   Advanced Micro Devices, Inc. (a)                      3,200                45,760
                   Altera Corp.                                          1,900                42,047
                   Analog Devices, Inc.                                  1,900                71,516
                   Applied Materials, Inc.                               7,700               152,999
                   Broadcom Corp. Class A (a)                            2,750                80,438
                   Intel Corp.                                          33,100               786,456
                   KLA-Tencor Corp.                                      1,100                60,445
                   LSI Logic Corp. (a)                                   4,700                35,297
                   Linear Technology Corp.                               1,400                50,652
                   MEMC Electronic Materials, Inc. (a)                   1,300                79,456
                   Maxim Integrated Products, Inc.                       1,800                60,138
                   Micron Technology, Inc. (a)                           4,300                53,879
                   National Semiconductor Corp.                          1,600                45,232
                   Novellus Systems, Inc. (a)                              600                17,022
                   Nvidia Corp. (a)                                      1,900                78,489
                   Teradyne, Inc. (a)                                      800                14,064
                   Texas Instruments, Inc.                               8,900               334,907
                   Xilinx, Inc.                                          1,800                48,186
                                                                                        ------------
                                                                                           2,056,983
----------------------------------------------------------------------------------------------------
Software -- 3.1%
                   Adobe Systems, Inc. (a)                               3,400               136,510
                   Autodesk, Inc. (a)                                    1,200                56,496
                   BMC Software, Inc. (a)                                1,300                39,390
                   CA, Inc.                                              2,500                64,575
                   Citrix Systems, Inc. (a)                              1,000                33,670
                   Compuware Corp. (a)                                   2,400                28,464
                   Electronic Arts, Inc. (a)                             1,700                80,444
                   Intuit, Inc. (a)                                      1,800                54,144
                   Microsoft Corp.                                      48,500             1,429,295
                   Novell, Inc. (a)                                      2,000                15,580
                   Oracle Corp. (a)                                     23,200               457,272
                   Symantec Corp. (a)                                    5,483               110,757
                                                                                        ------------
                                                                                           2,506,597


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           9

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Specialty Retail -- 1.8%
                   Abercrombie & Fitch Co. Class A                         500          $     36,490
                   AutoNation, Inc. (a)                                  1,105                24,796
                   AutoZone, Inc. (a)                                      300                40,986
                   Bed Bath & Beyond, Inc. (a)                           1,500                53,985
                   Best Buy Co., Inc.                                    2,400               112,008
                   Circuit City Stores, Inc.                               700                10,556
                   The Gap, Inc.                                         2,900                55,390
                   Home Depot, Inc.                                     11,800               464,330
                   Limited Brands, Inc.                                  2,000                54,900
                   Lowe's Cos., Inc.                                     8,600               263,934
                   Office Depot, Inc. (a)                                1,700                51,510
                   OfficeMax, Inc.                                         400                15,720
                   RadioShack Corp.                                        600                19,884
                   The Sherwin-Williams Co.                                600                39,882
                   Staples, Inc.                                         4,050                96,107
                   TJX Cos., Inc.                                        2,400                66,000
                   Tiffany & Co.                                           900                47,754
                                                                                        ------------
                                                                                           1,454,232
----------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.4%
                   Coach, Inc. (a)                                       2,000                94,780
                   Jones Apparel Group, Inc.                               800                22,600
                   Liz Claiborne, Inc.                                     700                26,110
                   Nike, Inc. Class B                                    2,000               116,580
                   Polo Ralph Lauren Corp.                                 300                29,433
                   VF Corp.                                                500                45,790
                                                                                        ------------
                                                                                             335,293
----------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.3%
                   Countrywide Financial Corp.                           3,600               130,860
                   Fannie Mae                                            5,600               365,848
                   Freddie Mac                                           3,900               236,730
                   Hudson City Bancorp, Inc.                             3,000                36,660
                   MGIC Investment Corp.                                   400                22,744
                   Sovereign Bancorp, Inc.                               1,870                39,532
                   Washington Mutual, Inc.                               5,061               215,801
                                                                                        ------------
                                                                                           1,048,175
----------------------------------------------------------------------------------------------------
Tobacco -- 1.1%
                   Altria Group, Inc.                                   11,900               834,666
                   Reynolds American, Inc.                                 900                58,680
                   UST, Inc.                                               800                42,968
                                                                                        ------------
                                                                                             936,314
----------------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
                   WW Grainger, Inc.                                       500                46,525
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
                   Alltel Corp.                                          2,100               141,855
                   Sprint Nextel Corp.                                  16,852               349,005
                                                                                        ------------
                                                                                             490,860
----------------------------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost -- $58,370,553) -- 95.0%                                         77,146,591
====================================================================================================

                                                                          Face
                   Short-Term Securities                                Amount
====================================================================================================
Time Deposits -- 13.6%
                   State Street Bank & Trust Co., 4.25%
                     due 7/02/2007                                $ 11,088,472            11,088,472
----------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   (Cost -- $11,088,472) -- 13.6%                                         11,088,472
====================================================================================================

                                                                    Number of
                   Options Purchased                                Contracts
====================================================================================================
Call Options Purchased -- 23.0%
                   S&P 500 Index, expiring November 2007
                     at USD 1,364.30, HSBC Securities                   36,725             6,222,340
                   S&P 500 Index, expiring November 2007
                     at USD 1,364.30, BNP Paribas                       73,449            12,424,539
----------------------------------------------------------------------------------------------------
                   Total Options Purchased
                   (Premiums Paid -- $0) -- 23.0%                                         18,646,879
====================================================================================================
                   Total Investments
                   (Cost -- $69,459,025) -- 131.6%                                       106,881,942
====================================================================================================

                   Options Written
====================================================================================================
Call Options Written -- (25.4%)
                   S&P 500 Index, expiring November 2007
                      at USD 1,417.09, HSBC Securities                  55,087            (6,898,034)
                   S&P 500 Index, expiring November 2007
                      at USD 1,417.50, BNP Paribas                     110,174           (13,737,749)
----------------------------------------------------------------------------------------------------
                   Total Options Written
                   (Premiums Received -- $0) -- (25.4%)                                  (20,635,783)
====================================================================================================
Total Investments, Net of Options Written
(Cost -- $69,459,025*) -- 106.2%                                                          86,246,159

Liabilities in Excess of Other Assets -- (6.2%)                                           (5,062,421)
                                                                                        ------------
Net Assets -- 100.0%                                                                    $ 81,183,738
                                                                                        ============


10           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................      $ 69,464,519
                                                                   ============
      Gross unrealized appreciation .........................      $ 38,636,730
      Gross unrealized depreciation .........................       (21,855,090)
                                                                   ------------
      Net unrealized appreciation ...........................      $ 16,781,640
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase     Sales     Realized    Dividend
      Affiliate                        Cost        Cost       Gain       Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.         --          --         --        $3,570
      --------------------------------------------------------------------------

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration        Face         Unrealized
      Contracts       Issue              Date           Value       Depreciation
      --------------------------------------------------------------------------
         15        S&P 500 Index    September 2007    $5,745,603    $   (62,853)
      --------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           11

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $69,182,936) .....                  $ 87,808,805
            Investments in affiliated securities, at value (identified cost -- $276,089) ..........                       426,258
            Options purchased, at value (premiums paid -- $0) .....................................                    18,646,879
            Receivables:
                 Dividends ........................................................................   $     82,761
                 Securities sold ..................................................................         35,213
                 Interest .........................................................................          1,309        119,283
                                                                                                      ------------
            Prepaid expenses ......................................................................                         7,045
                                                                                                                     ------------
            Total assets ..........................................................................                   107,008,270
                                                                                                                     ------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
            Collateral on options (including accrued interest of $22,600) .........................                     4,911,600
            Options written, at value (premiums received -- $0) ...................................                    20,635,783
            Payables:
                 Securities purchased .............................................................         70,449
                 Investment adviser ...............................................................         51,133
                 Variation margin .................................................................          6,750        128,332
                                                                                                      ------------
            Accrued expenses ......................................................................                       148,817
                                                                                                                     ------------
            Total liabilities .....................................................................                    25,824,532
                                                                                                                     ------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Net assets ............................................................................                  $ 81,183,738
                                                                                                                     ============
=================================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized ................                  $      3,935
            Paid-in capital in excess of par ......................................................                    67,337,211
            Undistributed investment income -- net ................................................      1,150,221
            Accumulated realized capital losses -- net ............................................     (4,031,910)
            Unrealized appreciation -- net ........................................................     16,724,281
                                                                                                      ------------
            Total accumulated earnings -- net .....................................................                    13,842,592
                                                                                                                     ------------
            Total capital--Equivalent to $20.63 per share based on 3,934,821 shares of Common Stock
               outstanding (market price -- $20.48) ...............................................                  $ 81,183,738
                                                                                                                     ============

      See Notes to Financial Statements.


12           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)
=================================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $3,570 from affiliates) ..........................................                  $    693,976
            Interest ..............................................................................                       249,260
                                                                                                                     ------------
            Total income ..........................................................................                       943,236
                                                                                                                     ------------
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ..............................................................   $    324,102
            Interest expense ......................................................................        156,624
            Professional fees .....................................................................         45,126
            Directors' fees and expenses ..........................................................         26,918
            Transfer agent fees ...................................................................         15,151
            Listing fees ..........................................................................         12,506
            Accounting services ...................................................................         11,442
            Custodian fees ........................................................................          7,990
            Printing and shareholder reports ......................................................          5,657
            Repurchase offer fees .................................................................          5,490
            Other .................................................................................            552
                                                                                                      ------------
            Total expenses ........................................................................                       611,558
                                                                                                                     ------------
            Investment income -- net ..............................................................                       331,678
                                                                                                                     ------------
=================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
---------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                 Investments -- net ...............................................................        305,968
                 Financial futures contracts -- net ...............................................        301,478        607,446
                                                                                                      ------------
            Change in unrealized appreciation/depreciation on:
                 Investments -- net ...............................................................      8,621,684
                 Financial futures contracts -- net ...............................................        (77,013)
                 Options written -- net ...........................................................     (5,527,281)     3,017,390
                                                                                                      ---------------------------
            Total realized and unrealized gain -- net .............................................                     3,624,836
                                                                                                                     ------------
            Net Increase in Net Assets Resulting from Operations ..................................                  $  3,956,514
                                                                                                                     ============

      See Notes to Financial Statements.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           13

Statements of Changes in Net Assets

                                                                                                       For the Six
                                                                                                      Months Ended      For the
                                                                                                        June 30,      Year Ended
                                                                                                          2007       December 31,
Increase (Decrease) in Net Assets:                                                                     (Unaudited)       2006
=================================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ..............................................................   $    331,678   $    808,456
            Realized gain -- net ..................................................................        607,446      7,656,239
            Change in unrealized appreciation/depreciation -- net .................................      3,017,390      4,509,422
                                                                                                      ---------------------------
            Net increase in net assets resulting from operations ..................................      3,956,514     12,974,117
                                                                                                      ---------------------------
=================================================================================================================================
Distributions to Shareholders
---------------------------------------------------------------------------------------------------------------------------------
            Realized gain -- net ..................................................................             --    (10,387,927)
                                                                                                      ---------------------------
            Net decrease in net assets resulting from distributions to shareholders ...............             --    (10,387,927)
                                                                                                      ---------------------------
=================================================================================================================================
Common Stock Transactions
---------------------------------------------------------------------------------------------------------------------------------
            Redemption of Common Stock resulting from a repurchase offer
              (includes $13,116 of repurchase fees) ...............................................             --    (28,501,198)
                                                                                                      ---------------------------
            Net decrease in net assets resulting from Common Stock transactions ...................             --    (28,501,198)
                                                                                                      ---------------------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ...............................................      3,956,514    (25,915,008)
            Beginning of period ...................................................................     77,227,224    103,142,232
                                                                                                      ---------------------------
            End of period* ........................................................................   $ 81,183,738   $ 77,227,224
                                                                                                      ===========================
              * Undistributed investment income -- net ............................................   $  1,150,221   $    818,543
                                                                                                      ===========================

      See Notes to Financial Statements.


14           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

                                                                         For the Six                 For the Period   For the Period
                                                                        Months Ended      For the      October 1,      November 1,
                                                                          June 30,      Year Ended       2005 to         2004+ to
The following per share data and ratios have been derived                   2007       December 31,   December 31,    September 30,
from information provided in the financial statements.                   (Unaudited)       2006          2005@@            2005
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................    $  19.63       $  19.66       $  21.27        $  19.10
                                                                          ----------------------------------------------------------
            Investment income -- net*** ..............................         .08            .16            .04             .20
            Realized and unrealized gain -- net ......................         .92           2.45            .70            2.10
                                                                          ----------------------------------------------------------
            Total from investment operations .........................        1.00           2.61            .74            2.30
                                                                          ----------------------------------------------------------
            Less dividends and distributions:
                 Investment income -- net ............................          --             --           (.19)           (.09)
                 Realized gain -- net ................................          --          (2.64)         (2.16)             --
                                                                          ----------------------------------------------------------
            Total dividends and distributions ........................          --          (2.64)         (2.35)           (.09)
                                                                          ----------------------------------------------------------
            Offering costs resulting from the issuance of Common Stock          --             --             --            (.04)
                                                                          ----------------------------------------------------------
            Net asset value, end of period ...........................    $  20.63       $  19.63       $  19.66        $  21.27
                                                                          ==========================================================
            Market price per share, end of period ....................    $  20.48       $  18.76       $  18.85        $  20.38
                                                                          ==========================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................        5.09%@        13.88%          4.18%@         11.90%@
                                                                          ==========================================================
            Based on market price per share ..........................        9.17%@        13.51%          4.25%@          2.39%@
                                                                          ==========================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Expenses, excluding interest expense .....................        1.15%*         1.20%          1.29%*          1.07%*
                                                                          ==========================================================
            Expenses .................................................        1.55%*         1.34%          1.29%*          1.13%*
                                                                          ==========================================================
            Investment income -- net .................................         .84%*          .78%           .76%*          1.10%*
                                                                          ==========================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................    $ 81,184       $ 77,227       $103,142        $148,787
                                                                          ==========================================================
            Portfolio turnover .......................................           1%             5%             1%              5%
                                                                          ==========================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Effective October 1, 2005, the Fund changed its year end to December 31,
      2005.

      See Notes to Financial Statements.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           15

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol GRE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is


16           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007
      purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).When cash is received as collateral for purchased options, the Fund may pay interest to the option writer. Alternatively, the counterparty may pledge securities as collateral. Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           17

Notes to Financial Statements (concluded)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .82% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the "Subadviser"), an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay the Subadviser a monthly fee at an annual rate equal to .35% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $210 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2007.

Certain officers of the Fund are officers of IQ, ML & Co., BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $856,283 and $986,978, respectively.

Transactions in options written for the six months ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                        Number of       Premiums
                                                        Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .............................     165,261               --
                                                        ------------------------
Outstanding call options written,
  end of period ...................................     165,261               --
                                                        ========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2007 remained constant. Shares issued and outstanding during the year ended December 31, 2006 decreased 1,311,606 as a result of a repurchase offer.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.


18           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act"), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements") with IQ Investment Advisors LLC ("IQ Advisors").

At a Board meeting held on June 14, 2007, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper, Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund's compliance history. Following their consideration of this information, and based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Funds.

(b) Investment performance of each Fund and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted that each Fund uses a unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Directors reviewed each Fund's investment performance and where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Directors noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory. Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           19

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors noted that IQ Advisors' methodology in calculating profitability had previously been reviewed by independent consultants. The Directors also reviewed a report detailing IQ Advisors' profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliates, including Merrill Lynch Investment Managers, L.P. ("MLIM") prior to its merger with BlackRock, Inc. ("BlackRock"), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors' affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only registered funds. In particular, the Directors noted that each Fund's contractual advisory fee rate at a common asset level was lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of a similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


20           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 14, 2007 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. The Directors received, reviewed and evaluated information concerning the services and personnel of BlackRock Investment Management, LLC ("BlackRock"), as subadviser to each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc.; Oppenheimer Capital LLC ("Oppenheimer"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc.; and Nuveen Asset Management ("Nuveen," and together with BlackRock and Oppenheimer, the "Subadvisers"), as subadviser to Dow 30(SM) Premium & Dividend Income Fund Inc. and Global Income & Currency Fund Inc.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review conducted by Merrill Lynch Global Private Client Investment Management, an affiliate of IQ Advisors, of each Subadviser and its report that concluded that each such Subadviser has thus far executed its respective Fund's investment strategies in accordance with the Fund's objectives and general expectations. The Directors noted that, drawing on their collective industry experience, they had discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. The Directors discussed the compliance program of each Subadviser and the report of Mrs. Catherine Johnston, the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussion during an Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the Fund.

(b) Investment performance of each Fund and each Subadviser -- The Directors received and considered information about each Fund's investment performance in comparison to the performance of its relative reference index, where applicable, and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund -- The Directors considered the profitability to MLIM, prior to its merger with BlackRock, of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on such information, the Directors concluded that MLIM's profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors. The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           21

Renewal of Current Investment Advisory and Management Agreements (concluded)

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


22           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund's transactions (as described in the Fund's prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided that, in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


           S&P 500(R) GEARED(SM) FUND INC.            JUNE 30, 2007           23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com


S&P 500(R) GEARED(SM) Fund Inc. seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500(R) Composite Stock Price Index.

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) GEARED(SM) Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


S&P 500(R) GEARED(SM) Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQGRE -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    -------------------------------
    James E. Hillman,
    Chief Financial Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 28, 2007